Segment Information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net sales	€ 17,335	€ 17,180	€ 36,041
Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	13,196	13,020	25,674
Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	7,218	7,618
Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	1,289	1,417
Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	500	496
Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	104	146
Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	151	154
Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	768	630
Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	485	508
Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	394	421
Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	5,978	5,402
Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	994	1,068
Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	343	368
Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	483	472
Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	412	413
Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	278	330
Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	240	271
Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	2,290	1,634
Vaccines
Disclosure of geographical areas [line items]
Net sales	1,937	1,836	5,973
Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	1,053	1,059
Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	196	179
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	2,202	2,324	4,394
Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	343	381
Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	528	549
Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	573	491
Europe
Disclosure of geographical areas [line items]
Net sales	4,472	4,345
Europe | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	3,575	3,347
Europe | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	2,228	2,232
Europe | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	246	281
Europe | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	195	188
Europe | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	75	56
Europe | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	12	12
Europe | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	368	298
Europe | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	60	66
Europe | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	4	5
Europe | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	1,347	1,115
Europe | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	264	231
Europe | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	124	125
Europe | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	200	193
Europe | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	111	98
Europe | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	0	0
Europe | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	75	92
Europe | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	289	174
Europe | Vaccines
Disclosure of geographical areas [line items]
Net sales	244	281
Europe | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	145	162
Europe | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	18	5
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	653	717
Europe | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	34	36
Europe | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	250	244
Europe | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	200	192
United States
Disclosure of geographical areas [line items]
Net sales	6,088	5,880	€ 13,465
United States | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	4,892	4,806
United States | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	1,262	1,458
United States | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	429	474
United States | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	120	143
United States | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	5	68
United States | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	132	135
United States | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	15	15
United States | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	5	4
United States | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	70	75
United States | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	3,630	3,348
United States | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	666	775
United States | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	83	90
United States | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	180	178
United States | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	190	206
United States | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	216	234
United States | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	119	123
United States | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	1,740	1,310
United States | Vaccines
Disclosure of geographical areas [line items]
Net sales	626	491
United States | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	241	183
United States | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	0	13
United States | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	570	583
United States | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	200	214
United States | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	91	98
United States | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	61	36
Other countries
Disclosure of geographical areas [line items]
Net sales	6,775	6,955
Other countries | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	4,729	4,867
Other countries | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	3,728	3,928
Other countries | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	614	662
Other countries | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	185	165
Other countries | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	24	22
Other countries | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	7	7
Other countries | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	385	317
Other countries | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	420	438
Other countries | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	320	341
Other countries | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	1,001	939
Other countries | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	64	62
Other countries | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	136	153
Other countries | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	103	101
Other countries | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	111	109
Other countries | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	62	96
Other countries | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	46	56
Other countries | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	261	150
Other countries | Vaccines
Disclosure of geographical areas [line items]
Net sales	1,067	1,064
Other countries | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	667	714
Other countries | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	178	161
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	979	1,024
Other countries | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	109	131
Other countries | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	187	207
Other countries | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	€ 312	€ 263